UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	January 24, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 92,813



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105     3297   102695 SH       SOLE                   102695
Abbott Labs (ABT)              COM              002824100      739    13250 SH       SOLE                    13250
American Express (AXP)         COM              025816109      456    12790 SH       SOLE                    12790
American Home Prod (AHP)       COM              026609107      454     7400 SH       SOLE                     7400
American Int'l Group (AIG)     COM              026874107      704     8867 SH       SOLE                     8867
Amgen Inc. (AMGN)              COM              031162100      237     4200 SH       SOLE                     4200
BP PLC (BP)                    COM              055622104     2474    53203 SH       SOLE                    53203
Banc One Corp (ONE)            COM              06423A103     1130    28950 SH       SOLE                    28950
BellSouth (BLS)                COM              079860102      273     7143 SH       SOLE                     7143
Bemis Company (BMS)            COM              081437105     1469    29875 SH       SOLE                    29875
Bristol Myers Squibb (BMY)     COM              110122108     3568    69956 SH       SOLE                    69956
ChevronTexaco (CVX)            COM              166764100      455     5082 SH       SOLE                     5082
Cisco (CSCO)                   COM              17275R102     1975   109039 SH       SOLE                   109039
Citigroup (C)                  COM              172967101     4124    81696 SH       SOLE                    81696
Coca Cola (KO)                 COM              191216100     3035    64360 SH       SOLE                    64360
Colgate Palmolive (CL)         COM              194162103     3943    68277 SH       SOLE                    68277
Deere & Co. (DE)               COM              244199105     3321    76075 SH       SOLE                    76075
Estee Lauder (EL)              COM              518439104     2930    91390 SH       SOLE                    91390
ExxonMobil (XOM)               COM              30231G102     2926    74456 SH       SOLE                    74456
Fedex Corp (FDX)               COM              31428X106     2499    48175 SH       SOLE                    48175
Fenwal Controls of Japan Ltd   COM              J1346Y106       64    29000 SH       SOLE                    29000
Ford Motor Co (F)              COM              345370860     1137    72333 SH       SOLE                    72333
Freddie Mac (FRE)              COM              313400301     2288    34992 SH       SOLE                    34992
Gannett Co. Inc. (GCI)         COM              364730101     3052    45395 SH       SOLE                    45395
General Electric (GE)          COM              369604103     3641    90835 SH       SOLE                    90835
Gillette Co (G)                COM              375766102      706    21125 SH       SOLE                    21125
Home Depot Inc (HD)            COM              437076102     3023    59260 SH       SOLE                    59260
IBM (IBM)                      COM              459200101      275     2271 SH       SOLE                     2271
Intel (INTC)                   COM              458140100     3204   101862 SH       SOLE                   101862
J.P. Morgan Chase (JPM)        COM              46625H100      310     8535 SH       SOLE                     8535
Johnson & Johnson (JNJ)        COM              478160104     2967    50196 SH       SOLE                    50196
Mattel Inc (MAT)               COM              577081102      729    42400 SH       SOLE                    42400
Merck (MRK)                    COM              589331107     2684    45641 SH       SOLE                    45641
Microsoft Corp (MSFT)          COM              594918104     1445    21817 SH       SOLE                    21817
Norfolk Southern (NSC)         COM              655844108     2062   112495 SH       SOLE                   112495
Oracle Corp. (ORCL)            COM              68389X105     2186   158266 SH       SOLE                   158266
Pennichuck Corp New (PNNW)     COM              708254206      207     7657 SH       SOLE                     7657
Pepsico (PEP)                  COM              713448108      276     5660 SH       SOLE                     5660
Pfizer Inc. (PFE)              COM              717081103      271     6810 SH       SOLE                     6810
Phelps Dodge Corp (PD)         COM              717265102     2042    63025 SH       SOLE                    63025
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1514    30882 SH       SOLE                    30882
SBC Communications (SBC)       COM              78387G103      678    17307 SH       SOLE                    17307
Schering Plough Corp (SGP)     COM              806605101      206     5766 SH       SOLE                     5766
ServiceMaster (SVM)            COM              81760N109     2597   188200 SH       SOLE                   188200
Solutia Inc (SOI)              COM              834376105     2124   151525 SH       SOLE                   151525
Target Corp (TGT)              COM              87612E106     1743    42450 SH       SOLE                    42450
Teleflex Inc. (TFX)            COM              879369106      375     7925 SH       SOLE                     7925
Texas Instruments Inc (TXN)    COM              882508104      849    30307 SH       SOLE                    30307
Tyco Int'l Ltd (TYC)           COM              902124106     2634    44723 SH       SOLE                    44723
Verizon Comm. (VZ)             COM              92343V104      370     7786 SH       SOLE                     7786
Viacom Class B (VIA.B)         COM              925524308     4765   107931 SH       SOLE                   107931
Walmart (WMT)                  COM              931142103      594    10327 SH       SOLE                    10327
Archstone Smith Tr (ASN)       RTS              039583109      242     9200 SH       SOLE                     9200
Plum Creek Timber Co. L.P. (PC RTS              729251108      852    30050 SH       SOLE                    30050
Berger Small Co Growth Fund                     084045103       35 11016.229SH       SOLE                11016.229
Royce Low-Priced Stock Fund                     780905808      160 13702.164SH       SOLE                13702.164
Mass Mutual Corp Investors                      576292106      392 18925.000SH       SOLE                18925.000
Vanguard Total Bond Market Ind                  921937108      105 10331.710SH       SOLE                10331.710